RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.   RELATED PARTY TRANSACTIONS

a)Related parties *

Name of related parties	Relationship with the Company
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
Shanghai Puping Information Technology Co., Ltd. (“Shanghai Puping”) (1)	A company controlled by minority shareholder of the Company
Beijing Chengyishidai Network Engineering Technology Co., Ltd. (“CYSD”)(2)	Equity investee of the Company before October 16, 2023
Jingliang Interconnected Cloud Technology Co., Ltd. (“Jingliang Inter Cloud”)	Equity investee of the Company
Beijing New Internet Digital Technology Research Institution Limited (“BJ New Internet”)	Equity investee of the Company
SH Edge Interchange	Equity investee of the Company since September 30, 2022
Changzhou Gaoxin	Equity investee of the Company
Sanhe Mingtai Machinery Manufacturing Co., Ltd. (“Sanhe Mingtai”)	Noncontrolling shareholder of a subsidiary since March 1, 2023
Beijing Jiwa Forest System Technology Co., Ltd. (“Beijing Jiwa”)	A company controlled by the founder of the Company since October 1, 2023
SDHG International Asset Management Limited (“SDHG INTL AM LTD”)	A subsidiary of a shareholder
*	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2023, 2024 and 2025.
(1)	This entity is controlled by Waburg Pincus, a significant minority shareholder of the Company.
(2)

This company was disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as a related party before the Company disposed the remaining equity interests held in October 2023.

22.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Services provided to:
-SH Edge Interchange	938	40	—
-Changzhou Gaoxin	—	7,914	—

Services provided by:
-CYSD	31,119	—	—
-Sanhe Mingtai (1)	17,366	28,607	40,426
-Beijing Jiwa	1,891	—	—
-Others (3)	333	5,546	—

Loan to:
-Shanghai Puping	80,263	40,038	92,575
-SH Edge Interchange	1,000	—	—
-Sanhe Mingtai	33,785	23,853	23,853

Receipt of loan to:
-SH Shibei	9,800	—	—
-Sanhe Mingtai	—	28,313	—

Loan from:
-Changzhou Gaoxin (2)	350,000	—	—

Interest income of loan to:
-SH Shibei	(1,321)	—	—
-SH Edge Interchange	32	19	—

Interest expense of loan from:
-Changzhou Gaoxin	13,183	18,219	12,767

Interest payment paid to:
-Changzhou Gaoxin	7,116	18,725	6,887

Lease payment paid to:
-Sanhe Mingtai (1)	10,801	41,305	50,229

Investment purchased from:
-SDHG INTL AM LTD (Note 11)	—	—	175,720
(1)	The Company leased properties for data centers from Sanhe Mingtai. The annual lease costs from Sanhe Mingtai for 2023, 2024 and 2025 were RMB14,268, RMB23,142 and RMB33,526, respectively; property management fees were RMB3,098, RMB4,926 and RMB6,783, respectively. As of December 31, 2023, 2024 and 2025, the related right-of-use (ROU) assets were RMB171,629, RMB262,237 and RMB346,121, respectively, and the corresponding lease liabilities were RMB173,628, RMB246,073 and RMB313,254, respectively.
(2)	In May 15, 2023, the Company obtained a loan in the amount of RMB350,000 from Changzhou Gaoxin at an interest rate of 6.0% per annum. The interest rate was modified to 3.85% since July 31, 2024. The maturity date of the loan was January 31, 2025 which was subsequently extended to January 31, 2026 with the interest rate of 3.60% per annum.
(3)	In November 2024, the company paid a legal service fee of RMB5.5 million to a legal advisor of Mr. Sheng Chen, the founder, executive chairperson and interim Chief Executive Officer for legal services rendered to enable him establish a stable control structure for the Company.

Except for above related party transactions, Mr. Sheng Chen, the founder, executive chairperson and interim Chief Executive Officer invested in a fund controlled by the Company in an amount of RMB1.0 million in December 2024.

22.   RELATED PARTY TRANSACTIONS (CONTINUED)

c)The Company had the following related party balances as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties:
Current:
-Shanghai Puping	258,443	351,018
-BJ New Internet	441	441
-Sanhe Mingtai	77,461	77,938
-Others	15	14
	336,360	429,411
Amounts due to related parties:
Current:
-Changzhou Gaoxin	355,561	361,440
-Sanhe Mingtai	117	54,446
-Others	1	3
	355,679	415,889